Intangible Assets (Detail Textuals) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2013
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 0	$ 0	$ 135,000
Core Deposit Intangible Asset
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount				$ 4,800,000
Amortization expense	0	0	135,000
Mortgage servicing rights (MSRs)
Finite-Lived Intangible Assets [Line Items]
Mortgage loans serviced for others	312,100,000	313,900,000
Mortgage loan servicing fees reported as other non-interest income	873,000	895,000	901,000
Amortization	$ 0	$ 0	$ 0